Note 3 - Debt and Equity Securities - Debt and Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale, amortized cost	$ 906,135	$ 570,842
Securities, Available-for-sale, Gross Unrealized Gains	5,645	10,875
Securities, Available-for-sale, Gross Unrealized Losses	14,195	1,174
Debt Securities, Available-for-sale, Total	897,585	580,543
US Treasury and Other US Government Agencies Debt Securities [Member]
Available-for-sale, amortized cost	7,320
Securities, Available-for-sale, Gross Unrealized Gains	0
Securities, Available-for-sale, Gross Unrealized Losses	99
Debt Securities, Available-for-sale, Total	7,221
US Government-sponsored Enterprises Debt Securities [Member]
Available-for-sale, amortized cost	163,700	125,712
Securities, Available-for-sale, Gross Unrealized Gains	20	328
Securities, Available-for-sale, Gross Unrealized Losses	4,490	135
Debt Securities, Available-for-sale, Total	159,230	125,905
Collateralized Mortgage Backed Securities [Member]
Available-for-sale, amortized cost	465,588	258,774
Securities, Available-for-sale, Gross Unrealized Gains	2,726	5,636
Securities, Available-for-sale, Gross Unrealized Losses	6,537	620
Debt Securities, Available-for-sale, Total	461,777	263,790
Asset-backed Securities [Member]
Available-for-sale, amortized cost	46,583	36,394
Securities, Available-for-sale, Gross Unrealized Gains	213	582
Securities, Available-for-sale, Gross Unrealized Losses	83	19
Debt Securities, Available-for-sale, Total	46,713	36,957
Corporate Debt Securities [Member]
Available-for-sale, amortized cost	2,500	2,500
Securities, Available-for-sale, Gross Unrealized Gains	75	100
Securities, Available-for-sale, Gross Unrealized Losses	0	0
Debt Securities, Available-for-sale, Total	2,575	2,600
US States and Political Subdivisions Debt Securities [Member]
Available-for-sale, amortized cost	220,444	147,462
Securities, Available-for-sale, Gross Unrealized Gains	2,611	4,229
Securities, Available-for-sale, Gross Unrealized Losses	2,986	400
Debt Securities, Available-for-sale, Total	$ 220,069	$ 151,291